Segment Reporting - Schedule of Revenue and Property, Plant and Equipment by Geography (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 4,828	$ 14,751
Property, plant and equipment, net of depreciation	3,013		$ 3,230
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,058	8,374
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	880	4,421
Property, plant and equipment, net of depreciation	3,013		$ 3,230
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 890	$ 1,956